Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenues from Contracts with Customers

For the three months ended March 31, 2019 and 2018, revenues from contracts with customers summarized by Segment Geography and Revenue Stream were as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
United States – Service	$514,955	$375,451
Australia – Service	567,121	514,183
United States – Contract	160,000	0
Australia – Contract	462,197	836,690
Total	$1,704,273	$1,726,324

For the year ended December 31, 2018, revenues from contracts with customers summarized by Segment Geography and Revenue Stream were as follows:

	2018	2017
United States - Service	$2,440,854	$-
Australia - Service	1,941,078	1,877,755
United States - Contract	40,548	85,919
Australia - Contract	3,123,957	4,389,212
Total	$7,546,437	$6,352,886

Schedule of Reconciliation the Contingent Earn-out Obligations

The table below presents a reconciliation of the fair value of the Company’s contingent earn-out obligations that use significant unobservable inputs (Level 3).

Balance at December 31, 2018	$190,736
Payments	-
Adjustments to fair value	4,396
Balance at March 31, 2019	$195,132

The table below presents a reconciliation of the fair value of the Company’s contingent earn-out obligations that use significant unobservable inputs (Level 3).

Balance at December 31, 2017	$-
Earn-out liability from acquisition of PVBJ Inc.	175,318
Payments	-
Adjustments to fair value	15,418
Balance at December 31, 2018	$190,736

Schedule of Potential Antidilutive Computation of Basic and Diluted Net Loss Per Share

Dilutive securities for the three months ended March 31, 2019 and 2018 were as follows:

	March 31, 2019	March 31, 2018

Options to purchase common stock	968,500	1,050,000
Convertible debt	1,100,000	800,000
Totals	2,068,500	1,850,000

Dilutive securities for the years ended December 31, 2018 and 2017 were as follows:

	December 31, 2018	December 31, 2017

Options to purchase common stock	955,000	1,050,000
Convertible debt	800,000	-
Totals	1,755,000	1,050,000